Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (228,984)	$ (441,917)	$ (225,954)
Adjustment to reconcile net loss to net cash used in operations
Stock based compensation	0	76,757	34,997
Stock issued for finder's fees	0	1,500	0
Stock issued for consulting	4,000	0	0
Forgiveness of debt	0	0	(182,653)
Changes in operating assets and liabilities
Accounts receivable	8,947	(31,536)	0
Accounts receivable - related parties	0	28,906	0
Accounts payable and accrued liabilities	(1,751)	60,510	163,104
Accounts payable - related parties	0	(313,506)	(84,591)
Cash used in operating activities	(217,788)	(619,286)	(295,097)
Investing activities
Voisey's Bay investment	(153,768)	(249,304)	0
Cash used in investing activities	(153,768)	(249,304)	0
Financing activities
Cash overdraft	0	0	(75)
Convertible debentures	0	240,000	0
Common stock sold	72,000	512,949	210,000
Warrants exercised	265,600	135,000	98,170
Share subscriptions received	54,000	0	0
Cash used in financing activities	391,600	887,949	308,095
Net increase	20,044	19,359	12,998
Cash, beginning of year	32,357	12,998	0
Cash, end of year	52,401	32,357	12,998
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	0	0	0
Cash paid during the year for interest	$ 0	$ 1,161	$ 0